CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Operating activities:
Net loss	$ (9,463)	$ (5,134)	$ (7,406)	$ (6,330)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	2,284	1,968	2,807	2,376
Net foreign currency remeasurement loss			124	0
Depreciation expense	166	158	213	203
Change in fair value of warrant liability	(1,401)	1,202	965	74
Changes in operating assets and liabilities:
Accounts receivable	233	(2,623)	(825)	84
Grant receivable			0	0
Prepaid expenses, deposits and other	125	34	(68)	(110)
Restricted cash	2	28	27	(42)
Accounts payable	381	(266)	(223)	(472)
Accrued liabilities	(167)	94	(24)	(14)
Deferred revenue	218	981	977	(71)
Net cash used in operating activities	(7,622)	(3,558)	(3,433)	(4,302)
Investing activities:
Purchase of property and equipment	(84)	(164)	(234)	(57)
Net cash used in investing activities	(84)	(164)	(234)	(57)
Financing activities:
Proceeds from executive note financing	2,000	0
Capital lease payments	(5)	0
Proceeds from exercise of options and warrants	2	0	21	0
Net cash provided by financing activities	1,997	0	21	9,141
Private placement of commons shares and warrants			0	9,141
Exchange rate effect on cash and cash equivalents	0	(27)	(24)	25
Decrease in cash and cash equivalents	(5,709)	(3,749)	(3,670)	4,807
Cash and cash equivalents, beginning of period	5,891	9,561	9,561	4,754
Cash and cash equivalents, end of period	182	5,812	5,891	9,561
Non-cash investing activities:
Purchased equipment under capital lease	$ 124	$ 0